Consolidated statement of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 823,666	$ 783,348	$ 722,238
Cost of goods sold	(587,174)	(631,265)	(642,211)
Gross profit	236,492	152,083	80,027
Research and development expenses	(30,135)	(21,047)	(22,262)
Selling, general and administrative expenses	(324,719)	(373,396)	(412,799)
Other operating income and (expenses), net	(67,790)	(214,652)	(40,951)
Operating loss	(186,152)	(457,012)	(395,985)
Finance income	57,758	117,876	15,256
Finance expenses	(70,179)	(69,029)	(16,665)
Loss before tax	(198,573)	(408,165)	(397,394)
Income tax (expense)/benefit	(3,699)	(8,895)	4,827
Loss for the year	(202,272)	(417,060)	(392,567)
Attributable to: Shareholders of the parent	(201,949)	(416,874)	$ (392,567)
Non-controlling interests	$ (323)	$ (186)
Loss per share, attributable to shareholders of the parent:
Basic earnings (loss) per share	$ (0.34)	$ (0.7)	$ (0.66)
Diluted earnings (loss) per share	$ (0.34)	$ (0.7)	$ (0.66)
Weighted average comon shares outstanding:
Basic	596,886,163	593,600,863	592,031,935
Diluted	596,886,163	593,600,863	592,031,935